Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 2,319,954	R$ 1,898,970
Current	2,274,503	1,820,056
Non-current	45,451	78,914
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total	1,858,820	1,401,093
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 461,134	R$ 497,877